UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                              ---------

  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     J. Carlo Cannell
          --------------------------------------
Address:  P.O. Box 3459
          --------------------------------------
          240 E. Deloney Ave.
          --------------------------------------
          Jackson, WY 83001
          --------------------------------------

Form 13F File Number:  28- 6453
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Carlo Cannell
        ------------------------------
Title:	Managing Member
        ------------------------------
Phone:	415-835-8300
        ------------------------------

Signature, Place, and Date of Signing:

       /s/ J. Carlo Cannell           Jackson, WY         08/14/2009
      ------------------------      ---------------     --------------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                          --------------
Form 13F Information Table Entry  Total:       93
                                          --------------
Form 13F Information Table Value Total:    $ 170,500
                                          --------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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COLUMN 1 	 	        COLUMN 2 COLUMN 3      COLUMN 4  COLUMN 5 	        COLUMN 6    COLUMN 7    COLUMN 8
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	                        TITLE OF	       VALUE	 SHRS OR   SH/ PUT/     INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER	                CLASS	 CUSIP         (x$1000)  PRN AMT   PRN CALL     DISCRETION  MANAGERS    SOLE SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------

ACME UNITED CORP CMN		COM	 004816104     1,942 	 242,734 	 SH 	 SOLE 		 	242,734    -   	 -
ALTRA HOLDINGS, INC. CMN	COM	 02208r106     2,691 	 359,221 	 SH 	 SOLE 		 	359,221    -   	 -
AMERON INTERNATIONAL CORP CMN	COM	 030710107     1,059 	 15,800 	 SH 	 SOLE 		 	15,800 	   -   	 -
ANIMAL HEALTH INTERNATIONAL IN	COM	 03525n109     1,222 	 788,300 	 SH 	 SOLE 		 	788,300    -   	 -
AQUA AMERICA INC CMN		COM	 03836w103     1,441 	 80,500 	 SH 	 SOLE 		 	80,500 	   -   	 -
ASHLAND INC. CMN		COM	 044209104     842 	 30,000 	 SH 	 SOLE 		 	30,000 	   -   	 -
AXT INC CMN			COM	 00246w103     814 	 590,000 	 SH 	 SOLE 		 	590,000    -   	 -
BADGER METER INC CMN		COM	 056525108     709 	 17,300 	 SH 	 SOLE 		 	17,300 	   -   	 -
BAKER (MICHAEL) CORP CMN	COM	 057149106     254 	 6,000 		 SH 	 SOLE 		 	6,000 	   -   	 -
CALGON CARBON CORPORATION CMN	COM	 129603106     858 	 61,800 	 SH 	 SOLE 		 	61,800 	   -   	 -
CALIFORNIA WATER SERVICE GROUP	COM	 130788102     431 	 11,700 	 SH 	 SOLE 		 	11,700 	   -   	 -
CLEAN HARBORS INC CMN		COM	 184496107     621 	 11,500 	 SH 	 SOLE 		 	11,500 	   -   	 -
COLFAX CORPORATION CMN		COM	 194014106     463 	 60,000 	 SH 	 SOLE 		 	60,000 	   -   	 -
CREDIT SUISSE ASST MGMT MUTUAL	COM	 224916106     143 	 50,000 	 SH 	 SOLE 		 	50,000 	   -   	 -
DARLING INTERNATIONAL INC CMN	COM	 237266101     4,763 	 721,700 	 SH 	 SOLE 		 	721,700    -   	 -
DELTEK INC CMN			COM	 24784l105     2,549 	 587,399 	 SH 	 SOLE 		 	587,399    -   	 -
DIAMOND MGMT & TECH CONSULTANT	COM	 25269l106     596 	 141,905 	 SH 	 SOLE 		 	141,905    -   	 -
DRUGSTORE.COM INC CMN		COM	 262241102     3,584 	 1,958,609 	 SH 	 SOLE 		 	1,958,609  -   	 -
DWS MUNICIPAL INCOME TRUST MUT	COM	 23338m106     546 	 54,634 	 SH 	 SOLE 		 	54,634 	   -   	 -
EASTERN INS HLDGS INC CMN	COM	 276534104     1,135 	 120,600 	 SH 	 SOLE 		 	120,600    -   	 -
EDGEWATER TECHNOLOGY INC CMN	COM	 280358102     1,032 	 399,935 	 SH 	 SOLE 		 	399,935    -   	 -
ENNIS INC CMN			COM	 293389102     2,400 	 192,635 	 SH 	 SOLE 		 	192,635    -   	 -
FIRST FINANCIAL NORTHWEST INC	COM	 32022k102     7,400 	 946,338 	 SH 	 SOLE 		 	946,338    -   	 -
GRAFTECH INTERNATIONAL LTD CMN	COM	 384313102     4,906 	 433,800 	 SH 	 SOLE 		 	433,800    -   	 -
GREENHUNTER ENERGY INC CMN	COM	 39530a104     34 	 16,524 	 SH 	 SOLE 		 	16,524 	   -   	 -
ICO INC (NEW) CMN		COM	 449293109     3,770 	 1,385,941 	 SH 	 SOLE 		 	1,385,941  -   	 -
IKANOS COMMUNICATIONS, INC. CM	COM	 45173e113     377 	 235,662 	 SH 	 SOLE 		 	235,662    -   	 -
ITRON INC CMN			COM	 465741106     694 	 12,600 	 SH 	 SOLE 		 	12,600 	   -   	 -
KADANT INCORPORATED CMN		COM	 48282t104     937 	 83,000 	 SH 	 SOLE 		 	83,000 	   -   	 -
KEY TECHNOLOGY INC CMN		COM	 493143101     734 	 74,188 	 SH 	 SOLE 		 	74,188 	   -   	 -
KEYNOTE SYSTEMS INC CMN		COM	 493308100     410 	 53,700 	 SH 	 SOLE 		 	53,700 	   -   	 -
LAYNE CHRISTENSEN COMPANY (NAM	COM	 521050104     800 	 39,100 	 SH 	 SOLE 		 	39,100 	   -   	 -
LINDSAY CORPORATION CMN		COM	 535555106     596 	 18,000 	 SH 	 SOLE 		 	18,000 	   -   	 -
MEDIWARE INFORMATION SYS INC C	COM	 584946107     2,715 	 441,515 	 SH 	 SOLE 		 	441,515    -   	 -
MERCER INS GROUP INC CMN	COM	 587902107     944 	 59,383 	 SH 	 SOLE 		 	59,383 	   -   	 -
MERIDIAN INTERSTATE BANCORP, I	COM	 58964q104     367 	 49,250 	 SH 	 SOLE 		 	49,250 	   -   	 -
MET-PRO CORPORATION CMN		COM	 590876306     1,563 	 144,444 	 SH 	 SOLE 		 	144,444    -   	 -
MFRI INC CMN			COM	 552721102     1,291 	 208,947 	 SH 	 SOLE 		 	208,947    -   	 -
MOCON INC CMN			COM	 607494101     940 	 109,293 	 SH 	 SOLE 		 	109,293    -   	 -
MVC CAPITAL INC CLOSED END FUN	COM	 553829102     8,182 	 967,130 	 SH 	 SOLE 		 	967,130    -   	 -
NALCO HOLDING COMPANY CMN	COM	 62985q101     56 	 3,300 	 	 SH 	 SOLE 		 	3,300 	   -   	 -
NATIONAL DENTEX CORP CMN	COM	 63563h109     365 	 56,050 	 SH 	 SOLE 		 	56,050 	   -   	 -
NATURAL GAS SERVICES GROUP, IN	COM	 63886q109     2,683 	 201,741 	 SH 	 SOLE 		 	201,741    -   	 -
NATUS MEDICAL INC DEL CMN	COM	 639050103     2,945 	 255,200 	 SH 	 SOLE 		 	255,200    -   	 -
NGAS RESOURCES, INC. CMN	COM	 62912t103     2,671 	 1,277,816 	 SH 	 SOLE 		 	1,277,816  -   	 -
NORTH AMERICAN ENERGY PARTNERS	COM	 656844107     3,739 	 613,879 	 SH 	 SOLE 		 	613,879    -   	 -
NORTHWEST PIPE COMPANY CMN	COM	 667746101     605 	 17,400 	 SH 	 SOLE 		 	17,400 	   -   	 -
NUVEEN INSD PREM INCOME MUN FD	COM	 6706d8104     150 	 13,300 	 SH 	 SOLE 		 	13,300 	   -   	 -
NUVEEN MUN ADVANTAGE FUND INC	COM	 67062h106     742 	 57,817 	 SH 	 SOLE 		 	57,817 	   -   	 -
NUVEEN PREMIUM INCOME MUNICIPA	COM	 67062t100     644 	 52,321 	 SH 	 SOLE 		 	52,321 	   -   	 -
NUVEEN PREMIUM INCOME MUNICIPA	COM	 6706k4105     115 	 10,700 	 SH 	 SOLE 		 	10,700 	   -   	 -
NUVEEN QUALITY INCOME MUNICIPA	COM	 670977107     479 	 37,610 	 SH 	 SOLE 		 	37,610 	   -   	 -
PC-TEL INC CMN			COM	 69325q105     4,092 	 764,818 	 SH 	 SOLE 		 	764,818    -   	 -
PETRO RES CORP CMN		COM	 71646k106     1,859 	 2,950,000 	 SH 	 SOLE 		 	2,950,000  -   	 -
QUADRAMED CORPORATION CMN	COM	 74730w507     3,897 	 559,080 	 SH 	 SOLE 		 	559,080    -   	 -
REX ENERGY CORPORATION CMN	COM	 761565100     2,986 	 523,800 	 SH 	 SOLE 		 	523,800    -   	 -
SALARY.COM, INC. CMN		COM	 794006106     3,206 	 1,058,197 	 SH 	 SOLE 		 	1,058,197  -   	 -
SCHMITT INDS INC ORE CMN	COM	 806870200     481 	 114,430 	 SH 	 SOLE 		 	114,430    -   	 -
SEABRIGHT INSURANCE HLDG INC C	COM	 811656107     6,309 	 622,821 	 SH 	 SOLE 		 	622,821    -   	 -
SOAPSTONE NETWORKS INC CMN	COM	 833570104     589 	 140,800 	 SH 	 SOLE 		 	140,800    -   	 -
SPARK NETWORKS, INC. ADR CMN	COM	 84651p100     105 	 45,782 	 SH 	 SOLE 		 	45,782 	   -   	 -
SUPERIOR ENERGY SERVICES INC C	COM	 868157108     5,699 	 330,000 	 SH 	 SOLE 		 	330,000    -   	 -
TESSCO TECHNOLOGIES INC CMN	COM	 872386107     372 	 34,418 	 SH 	 SOLE 		 	34,418 	   -   	 -
THOMPSON CREEK METALS COMPANY	COM	 884768102     6,866 	 671,850 	 SH 	 SOLE 		 	671,850    -   	 -
U.S. CONCRETE INC CMN		COM	 90333l102     3,310 	 1,671,635 	 SH 	 SOLE 		 	1,671,635  -   	 -
VAALCO ENERGY, INC. CMN		COM	 91851c201     4,859 	 1,148,813 	 SH 	 SOLE 		 	1,148,813  -   	 -
VIRTUS INVESTMENT PARTNERS, IN	COM	 92828q109     333 	 22,700 	 SH 	 SOLE 		 	22,700 	   -   	 -
ALLOY INC CMN			COM NEW	 019855303     2,801 	 529,450 	 SH 	 SOLE 		 	529,450    -   	 -
GENTEK INC CMN			COM NEW	 37245x203     506 	 22,640 	 SH 	 SOLE 		 	22,640 	   -   	 -
INSWEB CORPORATION CMN		COM NEW	 45809k202     728 	 219,335 	 SH 	 SOLE 		 	219,335    -   	 -
CADIZ INC CMN			COM NEW	 127537207     331 	 34,398 	 SH 	 SOLE 		 	34,398 	   -   	 -
PICO HOLDINGS INC CMN		COM NEW	 693366205     273 	 9,500 	 	 SH 	 SOLE 		 	9,500 	   -   	 -
PURECYCLE CORP CMN		COM NEW	 746228303     428 	 119,000 	 SH 	 SOLE 		 	119,000    -   	 -
HANGER ORTHOPEDIC GROUP CMN	COM NEW	 41043f208     2,376 	 174,851 	 SH 	 SOLE 		 	174,851    -   	 -
ENCORE ENERGY PARTNERS LP CMN	COM Unt  29257a106     202 	 14,100 	 SH 	 SOLE 		 	14,100 	   -   	 -
VALUEVISION MEDIA INC CMN CLAS	CL A	 92047k107     961 	 492,597 	 SH 	 SOLE 		 	492,597    -   	 -
BERKSHIRE HATHAWAY INC CL-A (D	CL A	 084670108     90 	 1 	 	 SH 	 SOLE 		 	1 	   -   	 -
INSITUFORM TECHNOLOGIES INC CM	CL A	 457667103     115 	 6,800 	 	 SH 	 SOLE 		 	6,800 	   -   	 -
AMERICAN STATES WATER CO CMN	Com	 029899101     1,808 	 52,200 	 SH 	 SOLE 		 	52,200 	   -     -
AMERICAN WATER WORKS CO, INC.	Com	 030420103     1,606 	 84,050 	 SH 	 SOLE 		 	84,050 	   -   	 -
FUNDTECH LTD CMN		ORD	 m47095100     11,189 	 1,107,845 	 SH 	 SOLE 		 	1,107,845  -   	 -
POWERSHARES DB COMMODITY INDEX	Ut BInt	 73935s105     143 	 6,300 	 	 SH 	 SOLE 		 	6,300 	   -   	 -
LINN ENERGY, LLC CMN UNITS REP	UT Ltd	 536020100     207 	 10,600 	 SH 	 SOLE 		 	10,600 	   -   	 -
HILAND PARTNERS, LP CMN		UT Ltd 	 431291103     80 	 10,900 	 SH 	 SOLE 		 	10,900 	   -   	 -
MAGMA DESIGN AUTOMATION, INC.	NT 2.0	 559181ac6     7,758 	 9,100,000 	 PRN 	 SOLE 		 	9,100,000  -   	 -
KEMET CORPORATION 2.25% 11/15/	NT 2.25  488360ab4     2,870 	 7,000,000 	 PRN 	 SOLE 		 	7,000,000  -   	 -
BORLAND SOFTWARE CORPORATION 2	NT 2.75	 099849ab7     973 	 1,000,000 	 PRN 	 SOLE 		 	1,000,000  -   	 -
PLAYBOY ENTERPRISES 3% 03/15/2	NT 3.0	 728117ab8     1,269 	 1,750,000 	 PRN 	 SOLE 		 	1,750,000  -   	 -
LECROY CORPORATION 4.00000000	NT 4.0	 52324wab5     1,815 	 3,000,000 	 PRN 	 SOLE 		 	3,000,000  -   	 -
LDK SOLAR CO., LTD. 4.75000000	NT 4.75	 50183lab3     828 	 1,200,000 	 PRN 	 SOLE 		 	1,200,000  -   	 -
PIXELWORKS, INC. 1.75% 05/15/2  SDC 7.75 72581mab3     3,950 	 5,000,000 	 PRN 	 SOLE 		 	5,000,000  -   	 -
WTS/BARZEL INDUSTRIES INC 5.50  *W EXP	 069744118     31 	 999,700 	 SH 	 SOLE 		 	999,700    -   	 -
WTS/OWENS CORNING INC. 45.2500  *W EXP	 690742127     252 	 503,622 	 SH 	 SOLE 		 	503,622    -   	 -

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